SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 Share Incentive Plan [Member]
Stock Based Compensation Activity [Line Items]
Number of Share Options, Beginning Balance	20,916,462	20,453,493	22,342,398
Number of Share Options, Granted		5,150,946	4,266,174
Number of Share Options, Exercised	(2,966,955)	(3,835,596)	(804,285)
Number of Share Options, Forfeited	(1,110,843)	(783,423)	(5,169,216)
Number of Share Options, Expired	(6,510)	(68,958)	(181,578)
Number of Share Options, Ending Balance	16,832,154	20,916,462	20,453,493
Weighted Average Exercise Price Per Share, Beginning Balance	$ 1.55	$ 1.22	$ 1.26
Number of Share Options, Exercisable	11,707,977
Weighted Average Exercise Price Per Share, Granted		$ 2.52	$ 1.17
Weighted-Average Exercise Price per Share, Exercised	$ 1.22	$ 1.03	$ 1.17
Weighted Average Exercise Price Per Share, Forfeited	$ 1.63	$ 1.52	$ 1.27
Weighted-Average Exercise Price per Share, Expired	$ 1.01	$ 4.40	$ 4.48
Weighted Average Exercise Price Per Share, Ending Balance	$ 1.61	$ 1.55	$ 1.22
Weighted-Average Exercise Price per Share, Exercisable	$ 1.44
Weighted-Average Remaining Contractual Term, Outstanding	6 years 6 months 11 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 1 month 24 days
Aggregate Intrinsic Value, Outstanding	$ 67,447
Aggregate Intrinsic Value, Exercisable	48,829
2011 Share Incentive Plan [Member]
Stock Based Compensation Activity [Line Items]
Number of Share Options, Beginning Balance
Number of Share Options, Granted	1,934,574
Number of Share Options, Forfeited	(33,438)
Number of Share Options, Ending Balance	1,901,136
Weighted Average Exercise Price Per Share, Beginning Balance
Weighted Average Exercise Price Per Share, Granted	$ 4.70
Weighted Average Exercise Price Per Share, Forfeited	$ 4.70
Weighted Average Exercise Price Per Share, Ending Balance	$ 4.70
Weighted-Average Remaining Contractual Term, Outstanding	9 years 3 months
Aggregate Intrinsic Value, Outstanding	$ 1,743